united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 06/30/20

Item 1. Reports to Stockholders.

Acclivity Mid Cap Multi-Style Fund

Acclivity Small Cap Value Fund

Semi-Annual Report

June 30, 2020

www.acclivityfunds.com
1 (855) 873-3837

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.acclivityfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

US Market Review (unaudited)

A Brief Recap

In the first half of this year ending with June 30th, 2020, the U.S. equity market, as represented by the S&P 500 Index, slumped almost 20% in the first quarter as investors worried about the economic contraction caused by the outbreak of COVID-19, and then gradually recouped nearly all of its loss in the second quarter given the strong support of the unprecedented monetary and fiscal policy. While some investors are looking for early signs of economic recovery from the financial data and corporate earnings, the clouds of COVID-19 are hardly poised to part soon without an effective vaccine. The VIX index finished at 32, which is in the top 10% percentile throughout history. We remain cautious and observe the market changes as the uncertainty lingers. Across different market capitalization segments, the U.S. large-cap, as represented by the Russell 1000 Index, finished 2.81% lower, the U.S. mid-cap, as represented by the Russell mid-cap Index, went down 9.13%, while the U.S. small-cap, as represented by the Russell 2000 Index, underperformed the large peers by 10.17%. Among all the GICS sectors, Information Technology and Consumer Discretionary securities outperformed while Energy and Financial securities lagged behind most. Value securities underperformed growth securities across different market capitalization segments measured by Russell indices in the first half of 2020.

Acclivity Mid Cap Multy-Style Fund

Within the Mid Caps for this period, the Russell Mid-Cap Total Return Index (“The Benchmark”) went down 9.13%, and the Russell Mid-Cap Value Total Return Index plunged 18.09%, while the Russell Mid-Cap Growth Total Return Index advanced 4.16%. Acclivity Mid-Cap Multi-Style Fund I Share class was down 15.50%. Exhibit 1 compares the first two-quarters performance of AXMIX and its benchmark Russell Mid-Cap Total Return Index.

Exhibit 1. Performance of AXMIX v.s. Russell Mid-Cap Index as of June 30th, 2020

2020 Performance	Q1	Q2	YTD
AXMIX	-31.00%	22.46%	-15.50%
Russell Mid-Cap	-27.07%	24.61%	-9.13%

To decompose fund performance, the overweight in health care securities and the underweight of real estate securities have made up most of the positive sector allocation, and the overweight in financial securities dragged the performance. In the meanwhile, the security selections in the information technology and real estate sectors struggled. The underperformance of value securities has been a headwind for our more profound value tilt. Exhibit 2 compares the characteristics of the fund against the benchmark.

Exhibit 2. Characteristics of AXMIX v.s. Russell Mid-Cap Index as of June 30th, 2020.

				Market
			EBITDA/Total	Capitalization
Fund/Index	Price-to-Book	Price-to-Earnings	Market Value	($B)
AXMIX	2.19	13.71	4.85%	8.48
Russell Mid-Cap Index	2.61	18.07	3.48%	15.68

Compared with the benchmark, Exhibit 2 shows that our fund continues to emphasize stocks with smaller capitalization, lower relative price, and higher profitability. As of June 30th, 2020, our fund is trading at 2.19x price to book ratio compared to 2.61x for the Russell Mid-Cap Index (benchmark). The portfolio holdings are trading at 13.71x price to trailing earnings ratio compared to 18.07x for the benchmark. Using the aggregate ratio of EBITDA to total market value as a measure of profitability exposure, our portfolio holdings are trading at 4.85%, whereas the benchmark is trading at 3.48%. The weighted average market capitalization is 8.48 billion USD compared to 15.68 billion USD for the benchmark.

Exhibit 3 shows that our Fund investment style is consistent and is in line with the investment prospectus. The investment style of the benchmark drafts due to its infrequent rebalancing.

Exhibit 3. Style Exposure of AXMIX vs. Russell Mid-Cap Index as of June 30th, 2020

Our research team pursues an active research agenda in which we are looking for better ways to systematically define and measure factors. And as always, we are focused on delivering long-term results that our clients expect from Innealta Capital.

Acclivity Small Cap Value Fund

Within the Small Caps for this period, the Russell 2000 Value Total Return Index (“The Benchmark”) tumbled 23.50%, while the Russell 2000 Growth Total Return Index lost 3.06%. Acclivity Small Cap Value Fund I Share class was down 22.62%. Exhibit 1 compares the first two-quarters performance of AXVIX and its benchmark Russell 2000 Value index.

Exhibit 1. Performance of AXVIX v.s. Russell 2000 Value as of June 30th, 2020

2020 Performance	Q1	Q2	YTD
AXVIX	-38.78%	26.39%	-22.62%
Russell 2000 Value	-35.66%	18.91%	-23.50%

To decompose fund performance, the overweight in consumer discretionary securities and the underweight of real estate securities have made up most of the positive sector allocation, and the underweight in utility securities dragged the performance. In the meanwhile, the security selections in the financial sector outperformed the most, and the security selections in the information technology sector struggled. The outperformance of small-cap securities against large-cap pairs in the second quarter gave a boost to the fund performance. On the contrary, the underperformance of value securities has been a headwind for our more profound value tilt. We believe that the size and value premiums will persist in the future as their existence makes intuitive sense and these recent trends are well within the realm of possible outcomes. Exhibit 2 compares the characteristics of the fund against the benchmark.

Exhibit 2. Characteristics of AXVIX v.s. Russell 2000 Value Index as of June 30th, 2020.

Fund/Index	Price-to-Book	Price-to-Earnings	EBITDA/Total Market Value	Market Capitalization ($B)
AXVIX	0.83	8.62	2.34%	1.95
Russell 2000 Value Index	1.09	10.39	2.93%	1.69

Compared with the benchmark, Exhibit 2 shows that our Fund continues to emphasize stocks with smaller capitalization, lower relative price, and higher profitability. As of June 30, 2020, our portfolio holdings trading at 0.83x price to book ratio compared to 1.09x for the Russell 2000 Value Index (benchmark). The portfolio holdings are trading at 8.62x price to trailing earnings ratio compared to 10.39x for the benchmark. Using the aggregate ratio of EBITDA to total market value as a measure of profitability exposure, our Fund is trading at 2.34%, whereas the benchmark is trading at 2.93%. The weighted average market capitalization is 1.95 billion USD compared to 1.69 billion USD for the benchmark.

Exhibit 3 shows that our portfolio holdings investment style is consistent and is in line with the investment prospectus before and after the pandemic outbreak. The investment style of the benchmark drafts due to its infrequent rebalancing.

Exhibit 3. Investment style of AXVIX v.s. Russell 2000 Value Index between January 1st, 2020 and June 30th, 2020.

Our research team pursues an active research agenda in which we are looking for better ways to systematically define and measure factors. And as always, we are focused on delivering long-term results that our clients expect from Innealta Capital.

Disclosures and Important Information

Russell 1000 Index is a stock market index that tracks the highest-ranking 1,000 stocks in the Russell 3000 Index. Russell 2000 Index is a small-cap stock market index of the bottom 2,000 stocks in the Russell 3000 Index. Total return indexes reinvest dividends. Russell Mid-Cap Index is a stock market index that tracks the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index. Russell Mid-Cap Value Index measures the performance of the midcap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. Russell Mid-Cap Growth Index measures the performance of the midcap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Indices do not reflect any fees, expenses, or sales charges and are not available for direct investment.

Price-to-book ratio is calculated using Index Methodology. Price-to-earnings ratio is calculated using Weighted Harmonic Average. EBITDA/Total Market Value is a proxy for current cash flow to total market value, commonly known in factor investing as “profitability”.

Investments cannot be made in an index. Unmanaged index returns do not reflect any fees, expenses, or sales charges. Past performance is no guarantee of future results.

579-INN-08/11/2020

3931-NLD-8/10/2020

ACCLIVITY MID CAP MULTI-STYLE FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2020

The Fund’s performance figures* for the period ended June 30, 2020, compared to its benchmark:

Since Inception
(12/31/19)
Acclivity Mid Cap Multi-Style Fund - Class I	(15.50)%
Acclivity Mid Cap Multi-Style Fund - Class N	(15.50)%
Russell Midcap Total Return Index**	(9.13)%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 0.89% for Class I shares and 1.14% for Class N shares per the December 31, 2019, prospectus. After fee waivers, the Fund’s total annual operating expenses are 0.45% for Class I shares and 0.70% for Class N shares. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

**	The Russell Midcap Total Return Index measures the performance of the smallest 800 companies in the Russell 1000 index. Investors cannot invest directly in an index.

Holdings By Asset Class as of June 30, 2020	% of Net Assets
Common Stocks	94.9%
Short-Term Investment	43.9%
Liabilities in Excess of Other Assets	(38.8)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2020

The Fund’s performance figures* for the periods ended June 30, 2020, compared to its benchmark:

			Since Inception
	Six Months	One Year	(12/31/18)
Acclivity Small Cap Value Fund - Class I	(22.62)%	(17.80)%	(5.66)%
Acclivity Small Cap Value Fund - Class N	(22.64)%	(17.82)%	(5.73)%
Russell 2000® Value Total Return Index**	(23.50)%	(17.48)%	(4.30)%
S&P 500 Total Return Index***	(3.08)%	7.51%	17.59%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 14.44% for Class I shares and 81.47% for Class N shares per the December 31, 2019, prospectus. After fee waivers, the Fund’s total annual operating expenses are 0.49% for Class I shares and 0.74% for Class N shares. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

**	The Russell 2000® Value Total Return Index measures the performance of the largest 2,000 U.S. companies determined by total market capitalization. Investors cannot invest directly in an index.

***	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

Holdings By Asset Class as of June 30, 2020	% of Net Assets
Common Stocks	100.4%
Short-Term Investment	1.7%
Liabilities in Excess of Other Assets	(2.1)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

ACCLIVITY MID CAP MULTI-STYLE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares		Value
	COMMON STOCKS - 94.9%
	ADVERTISING - 2.5%
44	Interpublic Group of Cos., Inc. (The)	$755
13	Omnicom Group, Inc.	710
3	Trade Desk, Inc. (The) *	1,219
		2,684
	AEROSPACE/DEFENSE - 0.2%
4	Hexcel Corp.	181

	AGRICULTURE - 0.2%
9	Darling Ingredients, Inc. *	222

	APPAREL - 1.2%
2	Carter’s, Inc.	161
2	Deckers Outdoor Corp. *	393
4	Ralph Lauren Corp.	290
12	Skechers USA, Inc. *	377
11	Tapestry, Inc.	146
		1,367
	AUTO PARTS & EQUIPMENT - 1.4%
8	Allison Transmission Holdings, Inc.	294
6	Autoliv, Inc.	387
13	BorgWarner, Inc.	459
4	Lear Corp.	436
		1,576
	BANKS - 1.5%
3	CIT Group, Inc.	62
57	Regions Financial Corp.	634
4	Signature Bank	428
14	Zions Bancorp	476
		1,600
	BEVERAGES - 0.3%
9	Molson Coors Beverage Co.	309

	BIOTECHNOLOGY - 1.1%
5	Arrowhead Pharmaceuticals, Inc. *	216
16	Exelixis, Inc. *	380
4	Ionis Pharmaceuticals, Inc. *	236
3	United Therapeutics Corp. *	363
		1,195
	BUILDING MATERIALS - 2.4%
7	Fortune Brands Home & Security, Inc.	448
4	Martin Marietta Materials, Inc.	826
10	MDU Resources Group, Inc.	222
10	Owens Corning	558
4	Trex Co., Inc. *	520
		2,574

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

Shares		Value
	CHEMICALS - 3.2%
5	Albemarle Corp.	$386
3	Ashland Global Holdings, Inc.	207
6	Celanese Corp.	518
13	CF Industries Holdings, Inc.	366
8	Eastman Chemical Co.	557
11	FMC Corp.	1,096
12	Huntsman Corp.	216
3	WR Grace & Co.	152
		3,498
	COMMERCIAL SERVICES - 4.5%
2	AMERCO	604
8	Booz Allen Hamilton Holding Corp.	622
3	Brink’s Co. (The)	137
9	Chegg, Inc. *	605
4	Euronet Worldwide, Inc. *	383
5	Gartner, Inc. *	607
4	ManpowerGroup, Inc.	275
3	Paylocity Holding Corp. *	438
13	Quanta Services, Inc.	510
8	Robert Half International, Inc.	423
2	WEX, Inc. *	330
		4,934
	COMPUTERS - 0.9%
2	MAXIMUS, Inc.	141
12	NetApp, Inc.	532
17	Pure Storage, Inc. *	295
		968
	DISTRIBUTION/WHOLESALE - 1.4%
14	HD Supply Holdings, Inc. *	485
21	LKQ Corp. *	550
2	Pool Corp.	544
		1,579
	DIVERSIFIED FINANCIAL SERVICES - 4.2%
9	Eaton Vance Corp.	347
25	Franklin Resources, Inc.	524
8	Legg Mason, Inc.	398
5	LPL Financial Holdings, Inc.	392
13	Raymond James Financial, Inc.	895
8	SEI Investments Co.	440
69	Synchrony Financial	1,529
		4,525
	ELECTRIC - 2.2%
6	Hawaiian Electric Industries, Inc.	216
3	IDACORP, Inc.	262
25	NRG Energy, Inc.	814

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

Shares		Value
	ELECTRIC - 2.2% (Continued)
13	OGE Energy Corp.	$395
6	Pinnacle West Capital Corp.	440
6	Portland General Electric Co.	251
		2,378
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
2	Acuity Brands, Inc.	191
4	Generac Holdings, Inc. *	488
2	Universal Display Corp.	299
		978
	ELECTRONICS - 3.4%
4	Arrow Electronics, Inc. *	275
9	FLIR Systems, Inc.	365
4	Hubbell, Inc.	501
13	Jabil, Inc.	417
10	National Instruments Corp.	387
7	PerkinElmer, Inc.	687
3	SYNNEX Corp.	359
15	Trimble, Inc. *	648
		3,639
	ENERGY - ALTERNATE SOURCES - 0.9%
8	First Solar, Inc. *	396
4	SolarEdge Technologies, Inc. *	555
		951
	ENGINEERING & CONSTRUCTION - 0.9%
8	AECOM *	301
3	EMCOR Group, Inc.	198
6	Jacobs Engineering Group, Inc.	509
		1,008
	ENTERTAINMENT - 0.6%
1	Madison Square Garden Sports Corp. *	147
3	Vail Resorts, Inc.	546
		693
	ENVIRONMENTAL CONTROL - 0.2%
4	Stericycle, Inc. *	224

	FOOD - 0.9%
5	Ingredion, Inc.	415
2	Lancaster Colony Corp.	310
3	Post Holdings, Inc. *	263
		988
	FOOD SERVICE - 0.2%
9	Aramark	203

	GAS - 0.9%
41	NiSource, Inc.	932

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

Shares		Value
	HAND/MACHINE TOOLS - 0.8%
2	MSA Safety, Inc.	$229
5	Snap-on, Inc.	693
		922
	HEALTHCARE - PRODUCTS - 4.2%
3	ABIOMED, Inc. *	725
11	Bruker Corp.	447
12	DENTSPLY SIRONA, Inc.	529
4	Globus Medical, Inc. *	191
3	Haemonetics Corp. *	269
5	Hill-Rom Holdings, Inc.	549
5	Insulet Corp. *	971
4	Integra LifeSciences Holdings Corp. *	188
3	Masimo Corp. *	684
		4,553
	HEALTHCARE - SERVICES - 3.9%
3	Charles River Laboratories International, Inc. *	523
9	Encompass Health Corp.	557
2	LHC Group, Inc. *	349
5	Molina Healthcare, Inc. *	890
7	Syneos Health, Inc. *	408
3	Teladoc Health, Inc. *	573
10	Universal Health Services, Inc.	929
		4,229
	HOME BUILDERS - 0.5%
15	PulteGroup, Inc.	510

	HOME FURNISHINGS - 0.9%
7	Dolby Laboratories, Inc.	461
10	Leggett & Platt, Inc.	352
2	Tempur Sealy International, Inc. *	144
		957
	HOUSEHOLD PRODUCTS/WARES - 0.8%
8	Avery Dennison Corp.	913

	HOUSEWARES - 1.1%
24	Newell Brands, Inc.	381
3	Scotts Miracle-Gro Co. (The)	403
6	The Toro Co.	398
		1,182
	INSURANCE - 11.1%
12	American Financial Group, Inc.	762
9	Assurant, Inc.	930
32	Fidelity National Financial, Inc.	981
12	First American Financial Corp.	576
13	Globe Life, Inc.	965

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

Shares		Value
	INSURANCE (Continued) - 11.1%
10	Kemper Corp.	$725
26	Lincoln National Corp.	957
29	Loews Corp.	994
28	MGIC Investment Corp.	229
33	Old Republic International Corp.	538
36	Principal Financial Group, Inc.	1,495
16	Radian Group, Inc.	248
8	Reinsurance Group of America, Inc.	628
16	Unum Group	265
12	Voya Financial, Inc.	560
20	WR Berkley Corp.	1,146
		11,999
	INTERNET - 4.7%
7	Etsy, Inc. *	744
16	Expedia Group, Inc.	1,315
5	F5 Networks, Inc. *	697
16	GoDaddy, Inc. *	1,173
5	Grubhub, Inc. *	352
31	NortonLifeLock, Inc.	615
9	TripAdvisor, Inc.	171
		5,067
	IRON/STEEL - 1.0%
6	Reliance Steel & Aluminum Co.	570
18	Steel Dynamics, Inc.	470
		1,040
	LEISURE TIME - 0.5%
5	Brunswick Corp.	320
3	Polaris, Inc.	278
		598
	MACHINERY - CONSTRUCTION & MINING - 0.8%
7	BWX Technologies, Inc.	396
6	Oshkosh Corp.	430
		826
	MACHINERY - DIVERSIFIED - 1.9%
6	AGCO Corp.	333
2	Crane Co.	119
2	Curtiss-Wright Corp.	179
5	Flowserve Corp.	143
11	Graco, Inc.	528
3	Middleby Corp. (The) *	237
3	Nordson Corp.	569
		2,108
	MEDIA - 1.6%
2	FactSet Research Systems, Inc.	657
12	Liberty Media Corp. - Liberty Formula One *	381
8	New York Times Co. (The)	336
30	News Corp.	356
		1,730

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

Shares		Value
	MISCELLANEOUS MANUFACTURING - 2.2%
10	AO Smith Corp.	$471
4	AptarGroup, Inc.	448
3	Carlisle Cos., Inc.	359
10	Donaldson Co., Inc.	465
4	ITT, Inc.	235
13	Textron, Inc.	428
		2,406
	OFFICE/BUSINESS EQUIPMENT - 0.2%
11	Xerox Holdings Corp.	168

	OIL & GAS - 1.5%
28	Cabot Oil & Gas Corp.	481
9	Diamondback Energy, Inc.	376
16	HollyFrontier Corp.	467
25	Parsley Energy, Inc.	267
		1,591
	OIL & GAS SERVICES - 0.8%
44	Halliburton Co.	571
28	National Oilwell Varco, Inc.	343
		914
	PACKAGING & CONTAINERS - 1.4%
8	Crown Holdings, Inc. *	521
17	Graphic Packaging Holding Co.	238
8	Packaging Corp. of America	798
		1,557
	PHARMACEUTICALS - 0.9%
5	Neurocrine Biosciences, Inc. *	610
4	PRA Health Sciences, Inc. *	389
		999
	PRIVATE EQUITY - 0.9%
20	Apollo Global Management, Inc.	998

	RETAIL - 4.7%
4	Advance Auto Parts, Inc.	570
4	Casey’s General Stores, Inc.	598
12	Darden Restaurants, Inc.	909
1	Five Below, Inc. *	107
14	Genuine Parts Co.	1,217
9	Tractor Supply Co.	1,186
6	Williams-Sonoma, Inc.	492
		5,079

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

Shares		Value
	SEMICONDUCTORS - 4.5%
4	Cirrus Logic, Inc. *	$247
6	Cree, Inc. *	355
7	Entegris, Inc.	413
4	MKS Instruments, Inc.	453
2	Monolithic Power Systems, Inc.	474
28	ON Semiconductor Corp. *	555
8	Qorvo, Inc. *	884
3	Silicon Laboratories, Inc. *	301
14	Teradyne, Inc.	1,183
		4,865
	SOFTWARE - 2.8%
6	ACI Worldwide, Inc. *	162
5	Aspen Technology, Inc. *	518
7	Black Knight, Inc. *	508
3	Guidewire Software, Inc. *	333
2	J2 Global, Inc. *	126
21	Nuance Communications, Inc. *	531
7	PTC, Inc. *	545
37	Zynga, Inc. *	353
		3,076
	TELECOMMUNICATIONS - 2.0%
15	Ciena Corp. *	812
7	GCI Liberty, Inc. *	498
31	Juniper Networks, Inc.	709
3	ViaSat, Inc. *	115
		2,134
	TOYS/GAMES/HOBBIES - 0.9%
13	Hasbro, Inc.	974

	TRANSPORTATION - 2.2%
8	CH Robinson Worldwide, Inc.	632
9	JB Hunt Transport Services, Inc.	1,083
9	Knight-Swift Transportation Holdings, Inc.	375
3	Landstar System, Inc.	337
		2,427

	TOTAL COMMON STOCKS (Cost - $108,257)	103,028

	SHORT-TERM INVESTMENT - 43.9%
	MONEY MARKET FUND - 43.9%
47,603	BlackRock Liquidity Funds T-Fund Portfolio, to yield 0.11% (a)(Cost - $47,603)	47,603

	TOTAL INVESTMENTS - 138.8% (Cost - $155,860)	$150,631
	LIABILITIES IN EXCESS OF OTHER ASSETS - (38.8)%	(42,130)
	TOTAL NET ASSETS - 100.0%	$108,501

*	Non-income producing security.

(a)	Money market rate shown represents the rate at June 30, 2020.

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares		Value
	COMMON STOCKS - 100.4%
	AEROSPACE/DEFENSE - 0.3%
40	Ducommun, Inc. *	$1,395
84	Moog, Inc.	4,450
21	National Presto Industries, Inc.	1,835
		7,680
	AGRICULTURE - 0.4%
75	Alico, Inc.	2,337
380	S&W Seed Co. *	866
155	Universal Corp.	6,589
		9,792
	AIRLINES - 0.9%
144	Alaska Air Group, Inc.	5,221
491	Hawaiian Holdings, Inc.	6,894
218	SkyWest, Inc.	7,111
		19,226
	APPAREL - 0.2%
76	Rocky Brands, Inc.	1,562
149	Tandy Leather Factory, Inc. *	498
92	Unifi, Inc. *	1,185
22	Weyco Group, Inc.	475
		3,720
	AUTO MANUFACTURERS - 0.2%
396	Wabash National Corp.	4,205

	AUTO PARTS & EQUIPMENT - 1.3%
665	China Automotive Systems, Inc. *	1,922
370	Cooper Tire & Rubber Co.	10,216
309	Dana, Inc.	3,767
157	Goodyear Tire & Rubber Co. (The)	1,404
276	Methode Electronics, Inc.	8,628
81	Miller Industries, Inc.	2,411
		28,348
	BANKS - 17.2%
82	American River Bankshares	877
627	Associated Banc-Corp.	8,577
12	Bank of Princeton (The)	241
378	Bank OZK	8,872
440	BankUnited, Inc.	8,910
105	Bar Harbor Bankshares	2,351
339	BOK Financial Corp.	19,133

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

Shares		Value
	BANKS - 17.2% (Continued)
132	Capstar Financial Holdings, Inc.	$1,584
52	CBM Bancorp, Inc.	629
157	Civista Bancshares, Inc.	2,418
18	Codorus Valley Bancorp, Inc.	249
10	Community Financial Corp. (The)	244
56	County Bancorp, Inc.	1,172
435	Customers Bancorp, Inc. *	5,229
168	Financial Institutions, Inc.	3,126
277	First Bancorp/Southern Pines	6,947
379	First Busey Corp.	7,068
55	First Business Financial Services, Inc.	905
494	First Commonwealth Financial Corp.	4,090
525	First Financial Bancorp	7,292
128	First Financial Corp.	4,715
685	First Hawaiian, Inc.	11,809
2,036	First Horizon National Corp.	20,278
459	First Midwest Bancorp, Inc.	6,128
90	First Northwest Bancorp	1,118
1,548	FNB Corp.	11,610
526	Great Western Bancorp, Inc.	7,238
235	Hancock Whitney Corp.	4,982
262	Hanmi Financial Corp.	2,544
374	Heartland Financial USA, Inc.	12,506
1,030	Hilltop Holdings, Inc.	19,003
83	HomeStreet, Inc.	2,043
1,237	Hope Bancorp, Inc.	11,405
277	Horizon Bancorp, Inc.	2,961
147	Howard Bancorp, Inc. *	1,561
127	IBERIABANK Corp.	5,784
315	Lakeland Bancorp, Inc.	3,600
115	LCNB Corp.	1,835
79	Mackinac Financial Corp.	819
100	MidWestOne Financial Group, Inc.	2,000
1,096	Old National Bancorp	15,081
10	Old Point Financial Corp.	153
45	OP Bancorp	310
447	PacWest Bancorp	8,810
135	PCB Bancorp	1,390
165	Peoples Bancorp, Inc.	3,511
45	Premier Financial Bancorp, Inc.	577
230	Renasant Corp.	5,727

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

Shares		Value
	BANKS - 17.2% (Continued)
137	Riverview Financial Corp.	$737
12	SB Financial Group, Inc.	199
112	Select Bancorp, Inc. *	912
120	SmartFinancial, Inc.	1,942
36	South State Corp.	1,716
237	Southern National Bancorp of Virginia, Inc.	2,297
1,302	Synovus Financial Corp.	26,730
1,435	Umpqua Holdings Corp.	15,268
53	United Bancshares, Inc. (Ohio)	949
265	United Bancshares, Inc. (West Virginia)	7,330
259	Univest Financial Corp.	4,180
1,297	Valley National Bancorp	10,143
773	Webster Financial Corp.	22,115
355	WesBanco, Inc.	7,210
276	Wintrust Financial Corp.	12,039
		373,179
	BEVERAGES - 0.0% **
8	Coffee Holding Co., Inc. *	24

	BIOTECHNOLOGY - 1.5%
300	Harvard Bioscience, Inc. *	930
841	Innoviva, Inc. *	11,757
174	United Therapeutics Corp. *	21,054
		33,741
	BUILDING MATERIALS - 0.4%
199	Apogee Enterprises, Inc.	4,585
103	Griffon Corp.	1,908
243	LSI Industries, Inc.	1,572
		8,065
	BUSINESS DEVELOPMENT COMPANIES - 0.1%
138	Entasis Therapeutics Holdings, Inc. *	408
13	Medallion Financial Corp. *	34
11	Mediaco Holding, Inc. *	57
41	PennantPark Investment Corp.	144
139	TCG BDC, Inc.	1,191
		1,834

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

Shares		Value
	CHEMICALS - 1.3%
126	AdvanSix, Inc. *	$1,479
207	American Vanguard Corp.	2,848
61	Hawkins, Inc.	2,597
700	Huntsman Corp.	12,579
141	Minerals Technologies, Inc.	6,617
28	Oil-Dri Corp. of America	972
156	PQ Group Holdings, Inc. *	2,065
		29,157
	COAL - 0.3%
657	SunCoke Energy, Inc.	1,945
235	Warrior Met Coal, Inc.	3,617
		5,562
	COMMERCIAL SERVICES - 3.0%
188	Aaron’s, Inc.	8,535
133	ABM Industries, Inc.	4,828
185	Adtalem Global Education, Inc. *	5,763
81	American Public Education, Inc. *	2,398
247	BrightView Holdings, Inc. *	2,766
172	CAI International, Inc. *	2,865
419	Emerald Holdings, Inc.	1,290
156	Ennis, Inc.	2,830
180	GP Strategies Corp. *	1,544
77	Heidrick & Struggles International, Inc.	1,665
299	Herc Holdings, Inc. *	9,188
94	Hertz Global Holdings, Inc. *	133
106	Kelly Services, Inc.	1,676
94	Korn Ferry	2,889
100	Macquarie Infrastructure Corp.	3,069
131	ManpowerGroup, Inc.	9,006
119	Resources Connection, Inc.	1,424
90	TrueBlue, Inc. *	1,374
28	Vectrus, Inc. *	1,376
		64,619
	COMPUTERS - 3.0%
16	Data I/O Corp. *	54
793	DXC Technology Co.	13,085
325	Insight Enterprises, Inc. *	15,990

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

Shares		Value
	COMPUTERS - 3.0% (Continued)
56	Key Tronic Corp. *	$294
677	NCR Corp. *	11,726
762	NetScout Systems, Inc. *	19,477
91	NetSol Technologies, Inc. *	242
151	Sykes Enterprises, Inc. *	4,177
		65,045
	COSMETICS/PERSONAL CARE - 0.5%
337	Edgewell Personal Care Co. *	10,501

	DISTRIBUTION/WHOLESALE - 2.3%
234	Core-Mark Holding Co., Inc.	5,839
36	Educational Development Corp.	346
979	G-III Apparel Group Ltd. *	13,011
174	Houston Wire & Cable Co. *	411
625	KAR Auction Services, Inc.	8,600
232	ScanSource, Inc. *	5,589
434	WESCO International, Inc. *	15,238
		49,034
	DIVERSIFIED FINANCIAL SERVICES - 5.9%
178	Alliance Data Systems Corp.	8,031
224	America First Multifamily Investors LP	923
34	Associated Capital Group, Inc.	1,247
471	Boston Private Financial Holdings, Inc.	3,240
20	Consumer Portfolio Services, Inc. *	57
376	Encore Capital Group, Inc. *	12,852
683	EZCORP, Inc. *	4,303
14	First Western Financial, Inc. *	200
1,363	Jefferies Financial Group, Inc.	21,195
749	Legg Mason, Inc.	37,263
27	Marlin Business Services Corp.	228
98	Nelnet, Inc.	4,679
57	Nicholas Financial, Inc. *	439
1,081	OneMain Holdings, Inc.	26,528
269	Oppenheimer Holdings, Inc.	5,862
81	Regional Management Corp. *	1,435
		128,482
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
97	Belden, Inc.	3,157
52	Encore Wire Corp.	2,539
48	Powell Industries, Inc.	1,315
100	Ultralife Corp. *	701
		7,712

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

Shares		Value
	ELECTRONICS - 1.8%
242	Avnet, Inc.	$6,748
200	Aware, Inc. *	656
61	Bel Fuse, Inc.	655
228	Kimball Electronics, Inc. *	3,087
207	Knowles Corp. *	3,159
252	Sanmina Corp. *	6,310
730	TTM Technologies, Inc. *	8,658
437	Vishay Intertechnology, Inc.	6,673
37	Vishay Precision Group, Inc. *	909
832	ZAGG, Inc. *	2,612
		39,467
	ENERGY - ALTERNATE SOURCES - 0.5%
266	FutureFuel Corp.	3,179
314	Renewable Energy Group, Inc. *	7,781
		10,960
	ENGINEERING & CONSTRUCTION - 1.1%
190	Aegion Corp. *	3,015
236	Dycom Industries, Inc. *	9,650
70	Limbach Holdings, Inc. *	258
192	Mistras Group, Inc. *	758
160	MYR Group, Inc. *	5,106
92	Primoris Services Corp.	1,634
283	Sterling Construction Co., Inc. *	2,963
20	VSE Corp.	628
		24,012
	ENTERTAINMENT - 0.1%
60	Golden Entertainment, Inc. *	535
104	RCI Hospitality Holdings, Inc.	1,441
		1,976
	ENVIRONMENTAL CONTROL - 0.1%
303	CECO Environmental Corp. *	1,997
152	Quest Resource Holding Corp. *	205
		2,202
	FOOD - 2.1%
512	B&G Foods, Inc.	12,483
135	Ingles Markets, Inc.	5,814
179	SpartanNash Co.	3,804
143	Tootsie Roll Industries, Inc.	4,901
27	TreeHouse Foods, Inc. *	1,183
520	United Natural Foods, Inc. *	9,469
60	Village Super Market, Inc.	1,663
140	Weis Markets, Inc.	7,017
		46,334

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

Shares		Value
	FOREST PRODUCTS & PAPER - 1.1%
84	Clearwater Paper Corp. *	$3,035
229	Domtar Corp.	4,834
236	Mercer International, Inc.	1,926
119	PH Glatfelter Co.	1,910
90	Schweitzer-Mauduit International, Inc.	3,007
781	Verso Corp.	9,341
		24,053
	HAND/MACHINE TOOLS - 0.7%
233	Colfax Corp. *	6,501
46	Hurco Cos., Inc.	1,287
67	LS Starrett Co. (The) *	227
73	Regal Beloit Corp.	6,374
		14,389
	HEALTHCARE - PRODUCTS - 0.9%
720	Accuray, Inc. *	1,462
20	CryoLife, Inc. *	383
33	Luminex Corp.	1,074
41	Natus Medical, Inc. *	895
146	OraSure Technologies, Inc. *	1,698
513	Patterson Cos., Inc.	11,286
9	Utah Medical Products, Inc.	798
162	Varex Imaging Corp. *	2,454
		20,050
	HEALTHCARE - SERVICES - 0.8%
741	MEDNAX, Inc. *	12,671
18	Psychemedics Corp.	99
380	Select Medical Holdings Corp. *	5,597
		18,367
	HOME BUILDERS - 3.9%
256	Beazer Homes USA, Inc. *	2,578
125	Century Communities, Inc. *	3,833
354	Green Brick Partners, Inc. *	4,195
273	KB Home	8,376
91	LGI Homes, Inc. *	8,011
100	M/I Homes, Inc. *	3,444
190	MDC Holdings, Inc.	6,783
125	Meritage Homes Corp. *	9,515
218	Thor Industries, Inc.	23,224
284	Toll Brothers, Inc.	9,256
351	TRI Pointe Group, Inc. *	5,156
		84,371
	HOME FURNISHINGS - 0.3%
896	Daktronics, Inc.	3,898
90	Hooker Furniture Corp.	1,751
		5,649

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

Shares		Value
	HOUSEHOLD PRODUCTS/WARES - 0.9%
332	ACCO Brands Corp.	$2,357
346	Central Garden & Pet Co. *	11,691
195	Crown Crafts, Inc.	952
157	Quanex Building Products Corp.	2,179
56	Spectrum Brands Holdings, Inc.	2,570
		19,749
	INSURANCE - 7.4%
700	American Equity Investment Life Holding Co.	17,297
159	American National Insurance Co.	11,459
1,158	CNO Financial Group, Inc.	18,030
82	Employers Holdings, Inc.	2,472
179	FedNat Holding Co.	1,982
7,332	Genworth Financial, Inc. *	16,937
490	Heritage Insurance Holdings, Inc.	6,414
257	Horace Mann Educators Corp.	9,440
7	Investors Title Co.	849
292	National General Holdings Corp.	6,310
40	National Western Life Group, Inc.	8,128
385	ProAssurance Corp.	5,571
135	Protective Insurance Corp.	2,034
1,621	Radian Group, Inc.	25,142
122	Security National Financial Corp. *	823
1,467	Unum Group	24,338
4	White Mountains Insurance Group Ltd.	3,552
		160,778
	INTERNET - 0.5%
205	ChannelAdvisor Corp. *	3,247
1,146	DHI Group, Inc. *	2,407
39	ePlus, Inc. *	2,757
400	Support.com, Inc.	564
328	TrueCar, Inc. *	846
		9,821
	IRON/STEEL - 1.7%
232	Carpenter Technology Corp.	5,633
960	Commercial Metals Co.	19,584
86	Friedman Industries, Inc.	434
204	Schnitzer Steel Industries, Inc.	3,599
922	United States Steel Corp.	6,657
		35,907
	LEISURE TIME - 0.9%
118	Escalade, Inc.	1,647
458	Harley-Davidson, Inc.	10,887
416	Vista Outdoor, Inc. *	6,011
		18,545

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

Shares		Value
	LODGING - 0.2%
339	Full House Resorts, Inc. *	$451
331	Marcus Corp. (The)	4,392
		4,843
	MACHINERY - CONSTRUCTION & MINING - 0.3%
36	Hyster-Yale Materials Handling, Inc.	1,392
170	Manitowoc Co., Inc. (The) *	1,850
119	Terex Corp.	2,234
		5,476
	MACHINERY - DIVERSIFIED - 2.7%
401	AGCO Corp.	22,239
639	Altra Industrial Motion Corp.	20,359
5	CIRCOR International, Inc. *	127
91	Columbus McKinnon Corp.	3,044
182	DXP Enterprises, Inc. *	3,624
117	Gencor Industries, Inc. *	1,479
186	Intevac, Inc. *	1,016
1,072	NN, Inc.	5,081
25	SPX FLOW, Inc. *	936
		57,905
	MEDIA - 2.5%
276	Beasley Broadcast Group, Inc.	671
207	Cumulus Media, Inc. *	818
130	Emmis Communications Corp. *	215
1,606	Entravision Communications Corp.	2,297
853	EW Scripps Co. (The)	7,464
476	Gray Television, Inc. *	6,640
743	Houghton Mifflin Harcourt Co. *	1,345
476	Meredith Corp.	6,926
70	Saga Communications, Inc.	1,792
573	Scholastic Corp.	17,156
624	TEGNA, Inc.	6,951
445	Townsquare Media, Inc.	1,989
360	Urban One, Inc. *	688
		54,952
	METAL FABRICATE/HARDWARE - 1.6%
58	Ampco-Pittsburgh Corp. *	178
189	AZZ, Inc.	6,486
56	Eastern Co. (The)	1,001
102	LB Foster Co. *	1,303
158	Northwest Pipe Co. *	3,961
258	Olympic Steel, Inc.	3,031
122	Park-Ohio Holdings Corp.	2,024
322	Timken Co. (The)	14,648
70	Tredegar Corp.	1,078
		33,710

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

Shares		Value
	MINING - 0.3%
618	Alcoa Corp. *	$6,946

	MISCELLANEOUS MANUFACTURING - 0.9%
89	Haynes International, Inc.	2,079
314	Hillenbrand, Inc.	8,500
252	Smith & Wesson Brands, Inc. *	5,423
195	Trinity Industries, Inc.	4,152
		20,154
	OFFICE FURNISHINGS - 0.2%
4	Kewaunee Scientific Corp.	37
364	Knoll, Inc.	4,437
		4,474
	OFFICE/BUSINESS EQUIPMENT - 0.4%
2	AstroNova, Inc.	16
724	Pitney Bowes, Inc.	1,882
501	Xerox Holdings Corp.	7,660
		9,558
	OIL & GAS - 2.8%
144	Bonanza Creek Energy, Inc. *	2,134
815	Earthstone Energy, Inc. *	2,315
1,284	EQT Corp.	15,280
556	Helmerich & Payne, Inc.	10,848
766	Matador Resources Co. *	6,511
1,034	PBF Energy, Inc.	10,588
4,666	Southwestern Energy Co. *	11,945
102	Trecora Resources *	640
		60,261
	OIL & GAS SERVICES - 0.1%
175	Natural Gas Services Group, Inc. *	1,097

	PACKAGING & CONTAINERS - 0.2%
130	Matthews International Corp.	2,483
121	TriMas Corp. *	2,898
		5,381
	PHARMACEUTICALS - 0.4%
394	Akebia Therapeutics, Inc. *	5,351
83	Cumberland Pharmaceuticals, Inc. *	276
197	Lannett Co., Inc. *	1,430
111	Nature’s Sunshine Products, Inc. *	1,000
54	Owens & Minor, Inc.	411
		8,468

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

Shares		Value
	PIPELINES - 1.8%
3,091	Equitrans Midstream Corp.	$25,686
1,261	NGL Energy Partners LP	4,918
978	Plains GP Holdings LP	8,704
		39,308
	PRIVATE EQUITY - 0.1%
203	SuRo Capital Corp.	1,719

	REAL ESTATE - 0.5%
24	FRP Holdings, Inc. *	974
190	Landmark Infrastructure Partners LP	1,881
59	RE/MAX Holdings, Inc.	1,854
738	Realogy Holdings Corp.	5,469
20	Stratus Properties, Inc. *	396
		10,574
	RETAIL - 11.4%
595	American Eagle Outfitters, Inc.	6,485
31	America’s Car-Mart, Inc. *	2,724
15	Ark Restaurants Corp.	186
378	AutoNation, Inc. *	14,205
140	Beacon Roofing Supply, Inc. *	3,692
382	Big 5 Sporting Goods Corp.	741
221	Big Lots, Inc.	9,282
37	Biglari Holdings, Inc. *	2,552
88	Children’s Place, Inc. (The)	3,293
124	Chuy’s Holdings, Inc. *	1,845
669	Container Store Group, Inc. (The) *	2,168
619	Designer Brands, Inc.	4,191
772	Dick’s Sporting Goods, Inc.	31,853
441	El Pollo Loco Holdings, Inc. *	6,509
91	Foot Locker, Inc.	2,654
295	Foundation Building Materials, Inc. *	4,605
173	GMS, Inc. *	4,254
309	Group 1 Automotive, Inc.	20,385
438	Guess?, Inc.	4,235
172	Hibbett Sports, Inc. *	3,602
363	J Alexander’s Holdings, Inc. *	1,786
750	Kohl’s Corp.	15,578
103	La-Z-Boy, Inc.	2,787

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

Shares		Value
	RETAIL - 11.4% (Continued)
212	Movado Group, Inc.	$2,298
9,121	Office Depot, Inc.	21,434
106	PC Connection, Inc.	4,914
235	Penske Automotive Group, Inc.	9,097
321	Potbelly Corp. *	732
2,853	Qurate Retail, Inc. *	27,103
266	Red Robin Gourmet Burgers, Inc. *	2,713
288	Rush Enterprises, Inc.	11,940
146	Sonic Automotive, Inc.	4,659
152	Tilly’s, Inc.	862
710	Urban Outfitters, Inc. *	10,806
41	Zumiez, Inc. *	1,123
		247,293
	SAVINGS & LOANS - 2.2%
177	BankFinancial Corp.	1,487
157	Berkshire Hills Bancorp, Inc.	1,730
1	Citizens Community Bancorp, Inc.	7
135	Dime Community Bancshares, Inc.	1,854
84	ESSA Bancorp, Inc.	1,169
99	First Financial Northwest, Inc.	959
102	HomeTrust Bancshares, Inc.	1,632
678	Investors Bancorp, Inc.	5,763
840	Pacific Premier Bancorp, Inc.	18,211
21	Pathfinder Bancorp, Inc.	200
450	Provident Financial Services, Inc.	6,502
650	Sterling Bancorp	7,618
		47,132
	SEMICONDUCTORS - 1.6%
1,075	Amkor Technology, Inc. *	13,233
176	Amtech Systems, Inc. *	857
677	Photronics, Inc. *	7,535
322	Rambus, Inc. *	4,894
547	Veeco Instruments, Inc. *	7,379
		33,898

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

Shares		Value
	SOFTWARE - 2.0%
1,310	Allscripts Healthcare Solutions, Inc. *	$8,869
433	Avaya Holdings Corp. *	5,352
110	Computer Programs & Systems, Inc.	2,507
273	Donnelley Financial Solutions, Inc. *	2,293
102	Ebix, Inc.	2,281
285	InnerWorkings, Inc. *	376
149	NextGen Healthcare, Inc. *	1,636
281	Seachange International, Inc. *	424
71	Verint Systems, Inc. *	3,208
7	Wayside Technology Group, Inc.	180
1,079	Xperi Holding Corp.	15,926
		43,052
	TELECOMMUNICATIONS - 2.6%
273	ADTRAN, Inc.	2,984
1,499	Alaska Communications Systems Group, Inc.	4,182
82	Aviat Networks, Inc. *	1,496
940	CommScope Holding Co., Inc. *	7,830
196	Communications Systems, Inc.	994
494	EchoStar Corp. *	13,812
83	LogMeIn, Inc.	7,036
175	Maxar Technologies, Inc.	3,143
358	NETGEAR, Inc. *	9,269
563	ORBCOMM, Inc. *	2,168
138	PCTEL, Inc.	922
48	Preformed Line Products Co.	2,400
109	Spok Holdings, Inc.	1,019
		57,255
	TEXTILES - 0.0% **
18	Culp, Inc.	155

	TRANSPORTATION - 1.2%
308	Atlas Air Worldwide Holdings, Inc. *	13,253
50	Echo Global Logistics, Inc. *	1,081
82	Hub Group, Inc. *	3,924
29	Patriot Transportation Holding, Inc.	245
311	Schneider National, Inc.	7,672
		26,175

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

Shares		Value
	TRUCKING & LEASING - 0.4%
19	GATX Corp.	$1,159
190	General Finance Corp. *	1,275
216	Greenbrier Cos., Inc. (The)	4,914
49	Willis Lease Finance Corp. *	1,190
		8,538

	TOTAL COMMON STOCKS (Cost - $2,387,141)	2,174,880

	SHORT-TERM INVESTMENT - 1.7%
	MONEY MARKET FUND - 1.7%
38,020	BlackRock Liquidity Funds T-Fund Portfolio, to yield 0.11% (a)(Cost - $38,020)	38,020

	TOTAL INVESTMENTS - 102.1% (Cost - $2,425,161)	$2,212,900
	LIABILITIES IN EXCESS OF OTHER ASSETS - NET - (2.1)%	(45,857)
	TOTAL NET ASSETS - 100.0%	$2,167,043

*	Non-income producing security.

**	Represents less than 0.05%

(a)	Money market rate shown represents the 7-day annualized yield as of June 30, 2020.

See accompanying notes to financial statements.

Acclivity Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2020

	Acclivity Mid Cap	Acclivity Small Cap
	Multi-Style Fund	Value Fund
ASSETS
Investment securities:
At cost	$155,860	$2,425,161
At value	$150,631	$2,212,900
Receivable for investments sold	5,088	143,983
Dividends and interest receivable	72	2,435
Prepaid expenses and other assets	—	4,289
TOTAL ASSETS	155,791	2,363,607

LIABILITIES
Payable for investments purchased	4,808	146,623
Investment advisory fees payable	220	3,832
Audit fees payable	5,040	11,224
Payable to related parties	20,024	15,546
Accrued expenses and other liabilities	17,198	19,339
TOTAL LIABILITIES	47,290	196,564
NET ASSETS	$108,501	$2,167,043

Net Assets Consist Of:
Paid in capital	$125,020	$2,623,780
Accumulated deficit	(16,519)	(456,737)
NET ASSETS	$108,501	$2,167,043

Net Asset Value Per Share:
Class I Shares:
Net Assets	$108,493	$2,167,034
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	12,842	238,149
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.45	$9.10

Class N Shares:
Net Assets	$8	$9
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$8.45	$9.09

(a)	Net asset value may not recalculate due to the rounding of shares.

See accompanying notes to financial statements.

Acclivity Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2020

	Acclivity Mid Cap	Acclivity Small Cap
	Multi-Style Fund	Value Fund
INVESTMENT INCOME
Dividends (Foreign Taxes Withheld - $1 and $0, respectively)	$784	$24,720
Interest	23	103
TOTAL INVESTMENT INCOME	807	24,823

EXPENSES
Investment advisory fees	213	5,569
Transfer agent fees	10,940	14,481
Trustees’ fees	7,503	7,333
Legal fees	9,455	13,749
Audit fees	5,040	5,426
Administration fees	10,369	8,916
Shareholder reporting expense	2,779	1,125
Compliance officer fees	3,837	2,107
Custody fees	3,333	1,830
Third party administrative servicing fees	166	577
Registration fees	2,404	963
Fund accounting fees	4,196	345
Insurance expense	755	2
Other expenses	2,785	1,607
TOTAL EXPENSES	63,775	64,030

Less: Fees waived/reimbursed by the Adviser	(63,523)	(57,251)

NET EXPENSES	252	6,779
NET INVESTMENT INCOME	555	18,044

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss from investments	(11,845)	(317,067)
Net change in unrealized depreciation on investments	(5,229)	(306,562)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(17,074)	(623,629)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,519)	$(605,585)

*	The inception date of the Acclivity Mid Cap Multi-Style Fund was December 31, 2019 and the Fund commenced operations on January 2, 2020.

See accompanying notes to financial statements.

Acclivity Mid Cap Multi-Style Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Six Months* Ended
June 30, 2020
(Unaudited)
FROM OPERATIONS
Net investment income	$555
Net realized loss from investments	(11,845)
Net change in unrealized depreciation of investments	(5,229)
Net decrease in net assets resulting from operations	(16,519)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	125,010
Class N	10
Net increase in net assets from shares of beneficial interest	125,020

TOTAL INCREASE IN NET ASSETS	108,501

NET ASSETS
Beginning of Period	—
End of Period	$108,501

*	The inception date of the Acclivity Mid Cap Multi-Style Fund was December 31, 2019 and the Fund commenced operations on January 2, 2020.

See accompanying notes to financial statements.

Acclivity Mid Cap Multi-Style Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

For the Six Months* Ended
June 30, 2020
(Unaudited)
SHARE ACTIVITY - CLASS I
Shares sold	12,842
Net increase in shares of beneficial interest outstanding	12,842

SHARE ACTIVITY - CLASS N
Shares sold	1
Net increase in shares of beneficial interest outstanding	1

*	The inception date of the Acclivity Mid Cap Multi-Style Fund was December 31, 2019 and the Fund commenced operations on January 2, 2020.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Period* Ended
	June 30, 2020	December 31,
	(Unaudited)	2019
FROM OPERATIONS
Net investment income	$18,044	$12,214
Net realized gain/(loss) from security investments	(317,067)	57,329
Distributions of realized gains from underlying investment companies	—	63
Net change in unrealized appreciation/(depreciation) of investments	(306,562)	94,301
Net increase/(decrease) in net assets resulting from operations	(605,585)	163,907

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid*
Class I	—	(15,059)
Class N	—	(0	) ^
	—	(15,059)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	354,024	2,691,627
Class N	—	32,013
Net asset value of shares issued in reinvestment of distributions
Class I	—	14,807
Payments for shares redeemed
Class I	(408,367)	(29,296)
Class N	—	(31,028)
Net increase/(decrease) in net assets from shares of beneficial interest	(54,343)	2,678,123

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(659,928)	2,826,971

NET ASSETS
Beginning of Period	2,826,971	—
End of Period	$2,167,043	$2,826,971

*	The inception date of the Acclivity Small Cap Value Fund was December 31, 2018 and the Fund commenced operations on January 2, 2019.

^	Represents less than $0.50.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended	For the Period* Ended
	June 30, 2020	December 31,
	(Unaudited)	2019
SHARE ACTIVITY - CLASS I
Shares sold	39,614	241,722
Shares reinvested	—	1,284
Shares redeemed	(41,937)	(2,534)
Net increase/(decrease) in shares of beneficial interest outstanding	(2,323)	240,472

SHARE ACTIVITY - CLASS N
Shares sold	—	2,861
Shares redeemed	—	(2,860)
Net increase in shares of beneficial interest outstanding	—	1

*	The inception date of the Acclivity Small Cap Value Fund was December 31, 2018 and the Fund commenced operations on January 2, 2019.

See accompanying notes to financial statements.

Acclivity Mid Cap Multi-Style Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class I
Six Months* Ended
June 30, 2020
(Unaudited)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (1)	0.05
Net realized and unrealized loss on investments	(1.60)
Total from investment operations	(1.55)
Net asset value, end of period	$8.45
Total return (2)(6)	(15.50)%
Net assets, at end of period (000s)	$108
Ratio of gross expenses to average net assets (3)(4)(5)	130.16%
Ratio of net expenses to average net assets (4)(5)	0.51%
Ratio of net investment income to average net assets (4)(5)	1.13%
Portfolio turnover rate (6)	33%

*	The inception date of the Acclivity Mid Cap Multi-Style Fund was December 31, 2019 and the Fund commenced operations on January 2, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

See accompanying notes to financial statements.

Acclivity Mid Cap Multi-Style Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class N
Six Months* Ended
June 30, 2020
(Unaudited)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment loss (1)	(0.03)
Net realized and unrealized loss on investments	(1.52)
Total from investment operations	(1.55)
Net asset value, end of period	$8.45
Total return (2)(6)	(15.50)%
Net assets, at end of period (7)	$8
Ratio of gross expenses to average net assets (3)(4)(5)	130.41%
Ratio of net expenses to average net assets (4)(5)	0.76%
Ratio of net investment loss to average net assets (4)(5)	0.88%
Portfolio turnover rate (6)	33%

*	The inception date of the Acclivity Mid Cap Multi-Style Fund was December 31, 2019 and the Fund commenced operations on January 2, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

(7)	Represents actual net assets.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended	Period* Ended
	June 30, 2020	December 31,
	(Unaudited)	2019
Net asset value, beginning of period	$11.76	$10.00
Activity from investment operations:
Net investment income (1)	0.07	0.15
Net realized and unrealized gain/(loss) on investments	(2.73)	1.69
Total from investment operations	(2.66)	1.84
Less distributions from:
Net investment income	—	(0.08)
Net asset value, end of period	$9.10	$11.76
Total return (2)(6)	(22.62)%	18.44%
Net assets, at end of period (000s)	$2,167	$2,827
Ratio of gross expenses to average net assets (3)(4)(5)	5.75%	14.59%
Ratio of net expenses to average net assets (4)(5)	0.61%	0.67%
Ratio of net investment income to average net assets (4)(5)	1.62%	1.34%
Portfolio turnover rate (6)	46%	166%

*	The inception date of the Acclivity Small Cap Value Fund was December 31, 2018 and the Fund commenced operations on January 2, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class N
	Six Months Ended	Period* Ended
	June 30, 2020	December 31,
	(Unaudited)	2019
Net asset value, beginning of period	$11.75	$10.00
Activity from investment operations:
Net investment income (1)	0.02	0.16
Net realized and unrealized gain/(loss) on investments	(2.68)	1.67
Total from investment operations	(2.66)	1.83
Less distributions from:
Net investment income	—	(0.08)
Net asset value, end of period	$9.09	$11.75
Total return (2)(6)	(22.64)%	18.34%
Net assets, at end of period (7)	$9	$12
Ratio of gross expenses to average net assets (3)(4)(5)	6.00%	81.62%
Ratio of net expenses to average net assets (4)(5)	0.86%	0.92%
Ratio of net investment income to average net assets (4)(5)	1.37%	1.44%
Portfolio turnover rate (6)	46%	166%

*	The inception date of the Acclivity Small Cap Value Fund was December 31, 2018 and the Fund commenced operations on January 2, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

(7)	Represents actual net assets.

See accompanying notes to financial statements.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2020

1.	ORGANIZATION

The Acclivity Mid Cap Multi-Style Fund (the “Mid Cap Fund”) and Acclivity Small Cap Value Fund (the “Small Cap Fund”) (each a “Fund,” collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The inception date of the Mid Cap Fund was December 31, 2019 and the Mid Cap Fund commenced operations on January 2, 2020. The inception date of the Small Cap Fund was December 31, 2018 and the Small Cap Fund commenced operations on January 2, 2019. The Funds seek long term capital appreciation.

The Funds currently offer Class I shares and Class N shares. Class I and Class N shares are offered at net asset value without an initial sales charge. Class N shares are subject to a 0.25% Rule 12b-1 distribution and shareholder servicing fee. Each class represents an interest in the same assets of a Fund and classes are identical except for differences in ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its shareholder service and/or distribution plans.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i)

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2020

Trust, (ii) administrator, and (iii) Adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, this fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund utilizes various methods to measure fair value of all of its investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2020

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2020 for each Fund’s assets measured at fair value:

Acclivity Mid Cap Multi-Style Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$103,028	$—	$—	$103,028
Short-Term Investment	47,603	—	—	47,603
Total	$150,631	$—	$—	$150,631

Acclivity Small Cap Value Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$2,174,880	$—	$—	$2,174,880
Short-Term Investment	38,020	—	—	38,020
Total	$2,212,900	$—	$—	$2,212,900

The Funds did not hold any Level 3 securities during the period.

*	See each Fund’s Portfolio of Investments for classification.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2020

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Small Cap Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Small Cap Fund’s December 31, 2019 year-end tax returns. Each Fund has identified its major tax jurisdictions as U.S. Federal, Ohio, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2020

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2020, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to:

	Purchases	Sales
Mid Cap	$151,210	$31,109
Small Cap	1,036,918	1,055,957

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

I nnealta Capital, LLC (the “Adviser”) serves as investment adviser to the Funds. Pursuant to an Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. Prior to May 1, 2020, as compensation for its services and the related expenses borne by the Adviser, the Funds paid the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.45% and 0.55% of the Mid Cap Fund’s and Small Cap Fund’s average daily net assets, respectively. Effective May 1, 2020, the Funds pay the Adviser a management fee at an annual rate of 0.35% and 0.39% of the Mid Cap Fund’s and Small Cap Fund’s average daily net assets, respectively. For the six months ended June 30, 2020, the Adviser earned $213 and $5,569 from the Mid Cap Fund and Small Cap Fund, respectively.

Effective May 1, 2020, pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April 30, 2021, to waive a portion of its advisory fee and has agreed to reimburse each Fund for other expenses to the extent necessary so that the total expenses incurred by each Fund (excluding taxes, leverage interest, brokerage fees and commissions, expenses of investing in underlying funds, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of a Fund’s business) do not exceed 0.44% and 0.69% for Class I and Class N shares of the Mid Cap Fund, respectively, and 0.48% and 0.73% for Class I and Class N shares of the Small Cap Fund, respectively. Prior to May 1, 2020, the Advisor agreed to waive/reimburse expenses to the extent necessary that the total expenses did not exceed 0.55% and 0.80% for Class I and Class N shares of the Mid Cap Fund, respectively, and 0.67% and 0.92% for Class I and Class N shares of the Small Cap Fund, respectively.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement for a Fund, and a Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by a Fund provided that such reimbursement does not cause a Fund’s operating expenses to exceed its expense limitation. If a Fund’s operating expenses subsequently exceed its expense limitation, the reimbursements for a Fund shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2020

The Board may terminate this expense reimbursement arrangement at any time. For the six months ended June 30, 2020, the Adviser waived advisory fees and reimbursed the Mid Cap Fund and Small Cap Fund for expenses in the amounts of $63,523 and $57,251, respectively.

The following amounts are subject to recapture by the Funds by the following date:

12/31/2022
Mid Cap	N/A
Small Cap	$135,510

Distributor – The distributor for the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class N shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act to pay for ongoing distribution-related activities or shareholder services. Under the Plan, the Funds are permitted to pay a fee at an annual rate of 0.25% of the average daily net assets of Class N shares. For the six months ended June 30, 2020, pursuant to the Class N Plan, the Mid Cap Fund and Small Cap Fund incurred $0 and $0 in 12b-1 fees, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2020

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at June 30, 2020, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Mid Cap Fund	$155,860	$8,251	$(13,480)	$(5,229)
Small Cap Fund	2,424,908	180,920	(392,928)	(212,008)

6.	SHAREHOLDERS & TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid by the Small Cap Fund for the period ended December 31, 2019 was as follows:

Fiscal Year Ended
December 31, 2019
Ordinary Income	$15,059

As of December 31, 2019, the components of accumulated earnings/(deficit) on a tax basis for the Small Cap Fund were as follows:

Undistributed	Undistributed	Unrealized	Total
Ordinary	Long-Term	Appreciation/	Accumulated
Income	Gains	(Depreciation)	Earnings/(Deficits)
$54,228	$66	$94,554	$148,848

The difference between book basis and tax basis undistributed net investment income, accumulated net realized loss and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for partnerships.

7.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

As of June 30, 2020, the Mid Cap Fund invested a portion of its assets in BlackRock Liquidity Funds T-Fund Portfolio (the “BlackRock Fund”). The BlackRock Fund is registered under the 1940 Act as an open-end management investment company. The Mid Cap Fund may redeem its investment from the BlackRock Fund at any time if the Advisor determines that it is in the best interest of the Mid Cap Fund and its shareholders to do so.

The performance of the Mid Cap Fund will be directly affected by the performance of the BlackRock Fund. The financial statements of the BlackRock Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2020

conjunction with the Mid Cap Fund’s financial statements. As of June 30, 2020, the percentage of the Mid Cap Fund’s net assets invested in the BlackRock Fund was 43.9%.

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2020, beneficial ownership in excess of 25% for the Funds is as follows:

		% of Outstanding
	Beneficial Owner	Shares
Mid Cap Fund	Innealta Capital, LLC	100%
Small Cap Fund	National Financial Services, LLC	63%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Acclivity Funds
EXPENSE EXAMPLES (Unaudited)
June 30, 2020

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs including redemption fees; and (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period *	Expense Ratio
Actual	1/1/20	6/30/20	1/1/20-6/30/20	During Period
Acclivity Mid Cap Multi-Style Fund
Class I	$1,000.00	$845.00	$2.34	0.51%
Class N	1,000.00	845.00	3.49	0.76%
Acclivity Small Cap Value Fund
Class I	$1,000.00	$773.80	$2.69	0.61%
Class N	1,000.00	773.60	3.79	0.86%
Hypothetical (5% return before Expenses)
Acclivity Mid Cap Multi-Style Fund
Class I	$1,000.00	$1,022.33	$2.56	0.51%
Class N	1,000.00	1,021.08	3.82	0.76%
Acclivity Small Cap Value Fund
Class I	$1,000.00	$1,021.83	$3.07	0.61%
Class N	1,000.00	1,020.59	4.32	0.86%

*	Expenses are equal to the average account value over the period, multiplied by a Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

Acclivity Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2020

Factors considered by the Trustees in the approval of the Investment Advisory Agreement

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on July 23-24, 2018, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement between the Trust, on behalf of the Acclivity Mid Cap Multi-Style Fund (“Acclivity Mid Cap”) and Innealta Capital, LLC (“Innealta”) (the “Advisory Agreement”).

Based on their evaluation of the information provided by Innealta in conjunction with Acclivity Mid Cap’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Advisory Agreement with respect to Acclivity Mid Cap.

In advance of the Meeting, the Board requested and received materials to assist them in considering the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement and comparative information relating to the advisory fee and other expenses of Acclivity Mid Cap. The materials also included due diligence materials relating to Innealta (including due diligence questionnaires completed by Innealta, select financial information of Innealta, bibliographic information regarding Innealta’s key management and investment advisory personnel, and comparative fee information relating to Acclivity Mid Cap) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the Advisory Agreement with respect to Acclivity Mid Cap. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement. In considering the approval of the Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Acclivity Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2020

Nature, Extent and Quality of Services. The Board reviewed materials provided by Innealta related to the proposed approval of the Innealta Advisory Agreement, including its ADV, a description of the manner in which investment decisions are made and executed, and a review of the personnel performing services for Innealta, including the team of individuals that will primarily monitor and execute the investment process. The Board discussed and noted their familiarity with Dr. Sciaraffia as the portfolio manager of the Dynamic Funds, two existing Funds of the Trust. The Board discussed the extent of Innealta’s research capabilities, the quality of its compliance infrastructure noting that Innealta had hired an outside compliance consulting firm, Blue River Partners, to assist in the development of its compliance program. Additionally, the Board received satisfactory responses from the representative of Innealta with respect to a series of important questions, including: whether Innealta or its principals were involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of Acclivity Mid Cap; and whether there are procedures in place to adequately allocate trades among its clients. The Board reviewed the description provided on the practices for monitoring compliance with Acclivity Mid Cap’s investment limitations, noting that Innealta’s chief compliance officer would routinely review the portfolio managers’ performance of their duties to ensure compliance under Innealta’s compliance program. The Board discussed the capitalization of Innealta, noting that Innealta was relatively newly formed and, based on discussions with the representative of Innealta, concluded that the owners of Innealta have the ability to make additional contributions in order to meet their obligations to Acclivity Mid Cap. The Board also discussed Innealta’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent that Innealta’s policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board concluded that Innealta had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Innealta to Acclivity Mid Cap appear to be satisfactory.

Performance. Because Acclivity Mid Cap had not yet commenced operations, the Board could not consider its past performance. The Board noted that based on the experience of the portfolio managers and their track record of managing the Dynamic Funds, two existing series of the Trust, the Board believed that Innealta should be able to provide satisfactory performance for Acclivity Mid Cap and its respective shareholders.

Acclivity Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2020

Fees and Expenses. As to the costs of the services to be provided by Innealta, the Board reviewed and discussed Acclivity Mid Cap’s proposed advisory fee and anticipated total operating expenses compared to its peer group and Morningstar category as presented in the Broadridge Report noting that Acclivity Mid Cap’s proposed advisory fee was below the respective peer group and Morningstar category averages and medians. The Board then reviewed the proposed contractual arrangements for Acclivity Mid Cap noting that Innealta was willing to agree to contractually to waive or limit its advisory fee and/or reimburse expenses in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 0.55% and 0.80% of average annual net assets for Class I and Class N Shares of Acclivity Mid Cap, respectively, and found such arrangements to be beneficial to shareholders. The Board concluded that the advisory fee to be charged by Innealta to Acclivity Mid Cap was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Innealta with respect to Acclivity Mid Cap based on profitability estimates and analyses reviewed by the Board provided by Innealta. After review and discussion, the Board concluded that, based on the services to be provided by Innealta and the projected growth of Acclivity Mid Cap, the anticipated level of profit from Innealta’s relationship with Acclivity Mid Cap was not excessive.

Economies of Scale. As to the extent to which Acclivity Mid Cap will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed Innealta’s expectations for growth of Acclivity Mid Cap, and concluded that any material economies of scale would not be achieved in the near term.

Conclusion. Having requested and received such information from Innealta as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that (a) the terms of the Advisory Agreement are reasonable with respect to Acclivity Mid Cap; (b) the investment advisory fee payable for Acclivity Mid Cap pursuant to the Advisory Agreement is reasonable; and (c) the Advisory Agreement is in the best interests of Acclivity Mid Cap and its respective shareholders.

Privacy Policy

Rev. May 2019

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-873-3837 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Innealta Capital, LLC
13215 Bee Cave Pkwy, Bldg A, Suite 240
Austin, Texas 78738

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 09/04/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 09/04/20

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 09/04/20